Subsequent Events	9 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 8 — Subsequent Events

Business Combinations

On April 10, 2020, we acquired 100% of the outstanding stock of Trellis Solutions, Inc., or Trellis, a cannabis cultivation management and compliance software company. In exchange for the stock of Trellis, we issued 349,650 shares of common stock, valued at $7.24 per share, the closing price of a share of our common stock on the date of acquisition, or $2.5 million. Additionally, Trellis' selling shareholders are entitled to contingent consideration based on annualized net new recurring revenue, as defined in the agreement, generated in September 2020, to be paid in Akerna stock, if any. We are in the process of valuing the contingent consideration, as well as the fair value of acquired assets and liabilities assumed.

On July 7, 2020, we acquired 100% of the outstanding stock of Ample Organics, Inc., or Ample, a technology provider for cannabis businesses with a focus on providing seed-to-sale solutions to Canadian licensed producers and cannabis producers outside of Canada operating in accordance with applicable laws, to ensure cannabis cultivation operations remain compliant with the applicable regulator landscape and facilitate compliance reporting. In exchange for the stock of Ample, our wholly owned subsidiary issued 3,294,574 redeemable preferred shares, or Exchangeable Shares, valued at $25,203,491, or $7.65 per share, the closing price of a share of Akerna Common Stock on July 7, 2020. Each Exchangeable Share is exchangeable on a 1:1 basis for a share of Akerna common stock. In addition to the Exchangeable Shares, each Ample shareholder received on Contingent Value Right, or CVR, which entitles the holder to receive a portion of contingent consideration if Ample achieves certain revenue targets during the twelve-month period ending on July 7, 2021. We are in the process of valuing the contingent consideration, as well as the fair value of acquired assets and liabilities assumed.

Because these acquisitions occurred subsequent to March 31, 2020, no results of operations of Trellis or Ample are included in our condensed consolidated statements of operations for the three and nine months ended March 31, 2020. It is currently impractical to disclose a preliminary purchase price allocation, value of contingent consideration or pro forma financial information combining both companies as of the earliest period presented in these financial statements as Trellis is currently in the process of closing their books and records.

On July 31, 2020, we exercised our purchase option to acquire the remaining 19.6% interest in Solo in exchange for 800,000 shares of Akerna common stock. This transaction will be accounted for as a transaction between equity holders.

Paycheck Protection Program Loan

In April 2020, we were granted a loan, or the PPP Loan, from a lender in the aggregate amount of $2,204,600 pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act, or the CARES Act. The PPP Loan is evidenced by a promissory note dated April21, 2020, the Note. The PPP Loan bears interest at a fixed rate of 1.0% per annum, with the first six months of interest deferred from the date of the Note, has an initial term of two years from the date of the Note, and is unsecured and guaranteed by the Small Business Administration. We may prepay up to 20% of the PPP Loan amount at any time prior to maturity with no prepayment penalties. We must pay all accrued interest if we prepay greater than 20% of the PPP Loan amount and the PPP Loan has been sold on the secondary market. The Note provides for customary events of default. The PPP Loan may be accelerated upon the occurrence of an event of default. The PPP Loan may be forgiven in accordance with the terms of the CARES Act. Principal amount of the PPP Loan not forgiven and accrued interest are to be repaid in 18 equal monthly installments beginning seven months from the date of the disbursement of the PPP Loan.

We applied for the PPP Loan and received the proceeds from the PPP Loan prior to the issuance of the recent guidance from the United States Treasury Department and U.S. Small Business Administration on April23, 2020. We are currently evaluating the impact this guidance has on Akerna and the PPP Loan.

Convertible Notes Transaction

On June 8, 2020, we entered into a Securities Purchase Agreement, or SPA, with two institutional investors, or the Holders, to sell a new series of senior secured convertible notes, or the Convertible Notes, of Akerna in a private placement to the Holders, in the aggregate principal amount of $17,000,000 having an aggregate original issue discount of 12%, and ranking senior to all outstanding and future indebtedness of Akerna.

The Convertible Notes were sold on June 9, 2020 with an original issue discount pursuant to which the Holders paid $880 per each $1,000 in principal amount of the Convertible Notes. The Convertible Notes do not bear interest except upon the occurrence of an event of default, in which event the applicable rate will be 15.00% per annum.

The Convertible Notes mature on June 1, 2023, are payable in installments beginning on October 1, 2020, and may not be prepaid. The Convertible Notes are convertible at any time, at the election of the Holders and subject to certain limitations, into shares of common stock at a rate equal to the amount of principal, interest, if any, and unpaid late charges, if any, divided by a conversion price of $11.50.

Under the terms of the Convertible Notes, the Convertible Notes are convertible at any time, in whole or in part, at the option of the holders thereof, into shares of common stock at a rate equal to the amount of principal, interest (if any) and unpaid late charges (if any), divided by a conversion price of $11.50.

In connection with the occurrence of an event of default, the Holders of the Convertible Notes will be entitled to convert all or any portion of the Convertible Notes at an alternate conversion price equal to the lower of (i) the conversion price then in effect, or (ii) 80% of the lower of (x) the volume weighted average price, or VWAP, of the common stock as of the trading day immediately preceding the applicable date of determination, or (y) the quotient of (A) the sum of the VWAP of the common stock for each of the two trading days with the lowest VWAP of the common stock during the ten (10) consecutive trading day period ending and including the trading day immediately prior to the applicable date of determination, divided by (B) two, but not less than $1.92.

The SPA contains customary representations and warranties of the Holders and the Company regarding the purchase and offer and sale of the Notes.